Cover	Jan. 13, 2025
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 13, 2025
Entity File Number	001-14387
Entity Registrant Name	UNITED RENTALS, INC.
Entity Central Index Key	0001067701
Entity Tax Identification Number	06-1522496
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 First Stamford Place
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	203
Local Phone Number	622-3131
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	true
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value, of United Rentals, Inc.
Trading Symbol	URI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
United Rentals North America Inc [Member]
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 13, 2025
Entity File Number	001-13663
Entity Registrant Name	UNITED RENTALS (NORTH AMERICA), INC.
Entity Central Index Key	0001047166
Entity Tax Identification Number	86-0933835
Entity Incorporation, State or Country Code	DE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	true
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false